Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	The components of loss before income taxes consist of the following:
	Three months ended December 31,		Nine months ended December 31,
(In USD)	2023	2022	2023	2022

Domestic	$(19,809,584)	$(2,551,738)	$(11,367,084)	$(3,944,747)
Foreign	5,384,145	(6,160,962)	(15,390,894)	(28,229,173)
Income/(Loss) before income taxes	$14,425,439	$(8,712,700)	$(26,757,978)	$(32,173,920)
The components of loss before income taxes consist of the following:
(In USD) Year ended	March 31, 2023	March 31, 2022
Domestic	$(28,261,210)	$(2,177,073)
Foreign	(33,770,866)	(28,868,079)
Loss before income taxes	$(62,032,076)	$(31,045,152)
The components of the provision for income taxes were as follows:
(In USD) Year ended	March 31, 2023	March 31, 2022
Current Taxes
U.S. federal	$—	$—
U.S. state and local	—	—
Foreign	—	—
Current taxes	$—	$—
Deferred Taxes
U.S. federal	$—	$—
U.S. state and local	—	—
Foreign	—	—
Deferred Taxes	$—	$—
Provision for income taxes	$—	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Rate	The following is a reconciliation of the statutory federal income tax rate to our effective tax rate
	March 31, 2023	March 31, 2022
Accounting profit/(loss) before tax	$(62,032,076)	$(31,045,152)
Tax using the Company’s domestic tax rate	(13,026,736)	(6,519,482)
Federal statutory income tax rate	21%	21%
Tax impact of :
Valuation allowance	-22%	-20%
Difference in tax rates	-2%	-1%
Permanent Differences
– Fair valuation of Warrants /convertible notes	3%	0%
Effective tax rate	0%	0%
Current Tax expense	—	—
Deferred Tax expense	—	—
Income tax expense reported in the Statement of profit and loss/Effective Tax Rate	—	—

Schedule of Deferred Income Tax Assets and Liabilities	The Company’s deferred income tax assets and liabilities as of March 31, 2023 and 2022 consisted of the following
Year ended	March 31, 2023	March 31, 2022
Deferred tax assets:
Net operating loss carryforwards	35,315,394	26,198,432
Depreciation on property plant and equipment and intangible assets	—	508,801
Lease liability	431,669	124,683
Others	—	165,230
Total deferred tax assets	35,747,063	26,997,146
Less: Valuation allowance	(34,877,803)	(26,882,929)
Deferred tax assets, net of valuation allowance	$869,260	$114,217

Year ended	March 31, 2023	March 31, 2022
Deferred tax liabilities:
Right of use assets	(440,418)	(114,217)
Depreciation on property plant and equipment and intangible assets	(342,678)	—
Others	(86,164)	—
Total deferred tax liabilities	(869,260)	(114,217)
Net deferred tax assets	$—	$—